PROMISSORY NOTES PAYABLE AND ADVANCES (Details 2) - Advances [Member] - Gemini Master Fund, LTD [Member]	9 Months Ended
Sep. 30, 2016 $ / shares
Stock price	$ 0.74
Term (years)	9 months
Volatility	116.00%
Risk-free rate of interest	0.50%
Dividend yield	0.00%